Leases and Commitments - Lease termination (Details)	3 Months Ended
Mar. 31, 2023 USD ($) lease
Leases and Commitments
Leases terminated | lease	4
Lease termination fees	$ 10,932
Right-of-use assets derecognized upon lease termination	82,982
Lease liabilities derecognized upon lease termination	77,648
Loss recognized upon lease termination	$ 187